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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Anton Schutz              Rochester, NY  14618    November 14, 2008
   -------------------------------    --------------------    -----------------
           [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         53
                                        --------------------

Form 13F Information Table Value Total:      $156,181
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- -----
ASSURED GUARANTY LTD      COM              G0585R106    3,089   190,000  SH          SOLE                    190,000        0     0
CRM HOLDINGS LTD          COM              G2554P103    1,828   676,903  SH          SOLE                    676,903        0     0
AFLAC INC                 COM              001055102    1,901    90,600  SH          SOLE                     90,600        0     0
INVESCO LTD               SHS              G149BT108    2,350    40,000  SH          SOLE                     40,000        0     0
ALLIANCE FINANCIAL
 CORP NY                  COM              019205103    6,535   284,150  SH          SOLE                    284,150        0     0
AMERICAN CAPITAL
 AGENCY CORP              COM              02503X105   12,611   728,100  SH          SOLE                    728,100        0     0
AMERIPRISE FINANCIAL INC  COM              03076C106    4,202   110,000  SH          SOLE                    110,000        0     0
ANNALY CAP MGMT INC       COM              035710409    6,053   450,000  SH          SOLE                    450,000        0     0
ANWORTH MORTGAGE
 ASSET CP                 COM              037347101      355    60,000  SH          SOLE                     60,000        0     0
ASSURANT INC              COM              04621X108    1,375    25,000  SH          SOLE                     25,000        0     0
BANCORP RHODE ISLAND INC  COM              059690107    4,729   164,498  SH          SOLE                    164,498        0     0
BANK OF NEW YORK
 MELLON CORP              COM              064058100    2,932    90,000  SH          SOLE                     90,000        0     0
BEACON FED BANKCORP INC   COM              073582108    1,101   121,500  SH          SOLE                    121,500        0     0
CAPSTEAD MTG CORP         COM              14067E506      548    50,000  SH          SOLE                     50,000        0     0
CHICOPEE BANCORP          COM              168565109    1,675   127,767  SH          SOLE                    127,767        0     0
CHUBB CORP                COM              171232101    1,098    20,000  SH          SOLE                     20,000        0     0
CITIGROUP INC             COM              172967101    6,153   300,000  SH          SOLE                    300,000        0     0
CITIZENS SOUTH BKG
 CP DEL                   COM              176682102    4,242   602,627  SH          SOLE                    602,627        0     0
COMERICA INC              COM              200340107      984    30,000  SH          SOLE                     30,000        0     0
CONNECTICUT BK&TR CO
 HART NE                  COM              207546102      878   162,930  SH          SOLE                    162,930        0     0
EATON VANCE CORP          COM NON VTG      278265103    1,409    40,000  SH          SOLE                     40,000        0     0
FEDERATED INVS INC PA     COM              314211103    2,960   102,600  SH          SOLE                    102,600        0     0
FIFTH THIRD BANCORP       COM              316773100    3,570   300,000  SH          SOLE                    300,000        0     0
FIRST FED FINL CORP       COM              337907109      902   115,000  SH          SOLE                    115,000        0     0
FIRST HORIZON NL CORP     COM              320517105    1,404   150,000  SH          SOLE                    150,000        0     0
GUARANTY BANCORP DEL      COM              40075T102    2,557   419,211  SH          SOLE                    419,211        0     0
INVESTORS BANCORP INC     COM              46146P102    3,386   225,000  SH          SOLE                    225,000        0     0
JANUS GROUP INC           COM              47102X105    7,005   150,000  SH          SOLE                    150,000
JP MORGAN CHASE & CO      COM              46625H100    4,851   199,800  SH          SOLE                    199,800        0     0
LSB CORP                  COM              50215P100      489    45,890  SH          SOLE                     45,890        0     0
MFA MTG INVTS INC         COM              55272X102    5,416   833,160  SH          SOLE                    833,160        0     0
MERRILL LYNCH & CO INC    COM              590188108    1,898    75,000  SH          SOLE                     75,000        0     0
MET LIFE INC              COM              59156R108    5,600   100,000  SH          SOLE                    100,000        0     0
MORGAN STANLEY            COM NEW          617446448    2,875   125,000  SH          SOLE                    125,000        0     0
NATIONAL CITY CORP        COM              635405103      868   495,800  SH          SOLE                    495,800        0     0
NORTHEAST CMNTY
 BANCORP INC              COM              664112109      800   100,000  SH          SOLE                    100,000        0     0
OCH ZIFF CAP MGMT INC     CL A             67551U105      585    50,000  SH          SOLE                     50,000        0     0
PACWEST BANCORP DEL       COM              695263103    1,715    60,000  SH          SOLE                     60,000        0     0
PARKVALE FINL CORP        COM              701492100      268    17,024  SH          SOLE                     17,024        0     0
PEOPLES UNITED
 FINANCIAL INC            COM              712704105    8,951   465,000  SH          SOLE                    465,000        0     0
PORTER BANCORP INC        COM              736233107    2,669   150,000  SH          SOLE                    150,000        0     0
PRUDENTIAL FINL INC       COM              744320102      720    10,000  SH          SOLE                     10,000        0     0
ROME BANCORP INC NEW      COM              77587P103    1,666   158,696  SH          SOLE                    158,696        0     0
SLM CORP                  COM              78442P106    1,389   150,000  SH          SOLE                    150,000        0     0
SCHWAB CHARLES CORP NEW   COM              808513105    3,900   150,000  SH          SOLE                    150,000        0     0
SOUTH FINL GROUP INC      COM              837841105      257    35,000  SH          SOLE                     35,000        0     0
SOVEREIGN BANCORP INC     COM              845905108      988   250,000  SH          SOLE                    250,000        0     0

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- -----
STERLING BANCORP          COM              859158107    1,446   100,000  SH          SOLE                    100,000        0     0
TCF FINANCIAL CORP        COM              872275102    1,485    82,500  SH          SOLE                     82,500        0     0
TFS FINANCIAL CORP        COM              87240R107   11,268   900,000  SH          SOLE                    900,000        0     0
TRAVELERS COMPANIES INC   COM              89417E109    2,260    50,000  SH          SOLE                     50,000        0     0
WEBSTER  FINL CORP CONN   COM              947890109    2,462    97,500  SH          SOLE                     97,500        0     0
WILLOW FINANCIAL
 BANCORP INC              COM              97111W101    3,523   363,925  SH          SOLE                    363,925        0     0